Share-Based Compensation - Schedule of Estimated Fair Value of Share-Based Awards on Respective Grant Dates using Binomial Option Pricing Model (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value per option granted	$ 52.60	$ 30.23	$ 14.62
Risk-free interest rates, Maximum	0.00%
Expected exercise multiple	0
Expected volatility, Maximum	0.00%
Expected dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary share	$ 63.91	$ 45.36	$ 23.76
Weighted average fair value per option granted	$ 40.71	$ 27.05	$ 14.12
Risk-free interest rates, Minimum	2.42%	2.30%	1.70%
Expected exercise multiple	2.2	2.2	2.2
Expected volatility	52.00%	57.00%	63.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary share	$ 98.31	$ 54.84	$ 24.88
Weighted average fair value per option granted	$ 78.09	$ 33.73	$ 15.26
Risk-free interest rates, Maximum	3.09%	2.44%	1.75%
Expected exercise multiple	2.8	2.8	2.8
Expected volatility, Minimum	60.00%	60.00%